Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of income tax expense

	2024	2023
Current income tax expense
Expense for the year	$127.0	$73.0
Global minimum tax	19.8	—
Adjustments in respect of prior years	(1.3)	2.6
Current income tax expense	$145.5	$75.6
Deferred income tax expense
Origination and reversal of temporary differences	$18.5	$22.8
Impact of changes in tax rates	0.1	(0.9)
Change in unrecognized deductible temporary differences	(1.1)	8.1
Impact of Barbados corporate tax reform	49.1	—
Adjustments in respect of prior years	—	(2.9)
Other	(0.3)	(0.5)
Deferred income tax expense	66.3	26.6
Income tax expense	$211.8	$102.2

Reconciliation of the provision for income taxes

	2024	2023
Net income (loss) before income taxes	$763.9	$(364.2)
Statutory tax rate	26.5%	26.5%
Tax expense (recovery) at statutory rate	$202.4	$(96.5)
Reconciling items
Change in unrecognized deductible temporary differences	$(1.1)	$8.1
Impact of Barbados corporate tax reform	49.1	—
Income not taxable	(0.8)	(5.5)
Differences in foreign statutory tax rates	(58.1)	195.7
Global minimum tax	19.8	—
Differences due to changing future tax rates	0.1	(0.9)
Foreign withholding taxes	0.5	0.6
Adjustments in respect of prior years	(1.3)	(0.3)
Other	1.2	1.0
Income tax expense	$211.8	$102.2

Schedule of income tax recovery (expense) recognized in other comprehensive (loss) income

	2024			2023
	Loss		Loss	Income		Income
	before	Tax	after	before	Tax	after
	tax	expense	tax	tax	expense	tax
Gain on changes in the fair value of equity investments at FVTOCI	$46.6	$(6.2)	$40.4	$8.4	$(1.1)	$7.3
Currency translation adjustment	(131.3)	—	(131.3)	34.8	—	34.8
Other comprehensive (loss) income	$(84.7)	$(6.2)	$(90.9)	$43.2	$(1.1)	$42.1
Income tax expense in other comprehensive (loss) income		$(6.2)			$(1.1)

Schedule of components of deferred income tax assets and liabilities

	2024	2023
Deferred income tax assets
Deductible temporary differences relating to
Royalty, stream and working interests	$22.8	$28.7
Non-capital loss carry-forwards	6.4	7.9
Other	1.6	0.4
	$30.8	$37.0

Deferred income tax liabilities
Taxable temporary differences relating to
Royalty, stream and working interests	$233.9	$179.9
Share issue and debt issue costs	0.2	(0.3)
Non-capital loss carry-forwards	(2.6)	(2.8)
Investments	14.7	10.1
Other	(8.2)	(6.8)
	$238.0	$180.1
Deferred income tax liabilities, net	$207.2	$143.1

Schedule of movement in net deferred tax liabilities

	2024	2023
Balance, beginning of year	$143.1	$113.1
Recognized in net income (loss)	66.3	26.6
Recognized in other comprehensive (loss) income	6.2	1.1
Foreign exchange	(8.4)	2.3
Balance, end of year	$207.2	$143.1

Schedule of non-capital losses

Country	Type	Amount	Expiry date
Canada	Non-Capital Losses	$20.2	2031-2039
Chile	Non-Capital Losses	13.6	No expiry
		$33.8

Schedule of deductible temporary differences, losses and unused tax credits for which no deferred tax assets

	2024	2023
Royalty, stream and working interests - Chile, Barbados	$675.0	$672.8
Tax losses (expiry dates - 2032-2043) - Canada	—	6.5
	$675.0	$679.3